UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

CLEARBRIDGE INTERNATIONAL GROWTH FUND

FORM N-Q

JANUARY 31, 2019

CLEARBRIDGE INTERNATIONAL GROWTH FUND

Schedule of investments (unaudited)	January 31, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.5%
COMMUNICATION SERVICES - 4.6%
Entertainment - 1.5%
Nintendo Co., Ltd.	44,065	$13,695,345	(a)

Interactive Media & Services - 1.1%
Baidu Inc., ADR	57,460	9,919,320	*

Wireless Telecommunication Services - 2.0%
Rogers Communications, Class B Shares	329,550	17,818,768

TOTAL COMMUNICATION SERVICES		41,433,433

CONSUMER DISCRETIONARY - 11.3%
Diversified Consumer Services - 0.5%
Arco Platform Ltd., Class A Shares	190,190	4,808,003	*

Household Durables - 0.2%
Victoria PLC	398,580	2,247,790	*(a)

Internet & Direct Marketing Retail - 3.0%
Alibaba Group Holding Ltd., ADR	109,061	18,375,688	*
ASOS PLC	190,332	8,249,380	*(a)

Total Internet & Direct Marketing Retail		26,625,068

Specialty Retail - 2.4%
Industria de Diseno Textil SA	382,749	10,675,644	(a)
Nitori Holdings Co., Ltd.	81,485	10,597,609	(a)

Total Specialty Retail		21,273,253

Textiles, Apparel & Luxury Goods - 5.2%
adidas AG	51,795	12,313,292	(a)
Burberry Group PLC	630,802	14,928,558	(a)
LVMH Moet Hennessy Louis Vuitton SE	60,975	19,583,915	(a)

Total Textiles, Apparel & Luxury Goods		46,825,765

TOTAL CONSUMER DISCRETIONARY		101,779,879

CONSUMER STAPLES - 14.2%
Beverages - 3.1%
Diageo PLC, ADR	182,019	27,785,200

Food Products - 3.8%
Nestle SA, ADR	389,931	34,017,581

Personal Products - 7.3%
Kao Corp.	210,128	14,808,043	(a)
L’Oreal SA	76,910	18,528,792	(a)
Shiseido Co., Ltd.	548,062	32,601,139	(a)

Total Personal Products		65,937,974

TOTAL CONSUMER STAPLES		127,740,755

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
ENERGY - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
Suncor Energy Inc.	543,666	$17,535,344

FINANCIALS - 15.9%
Banks - 5.4%
Erste Group Bank AG	643,934	22,427,959	(a)
HDFC Bank Ltd., ADR	124,156	12,194,602
KBC Group NV	206,435	14,011,585	(a)

Total Banks		48,634,146

Capital Markets - 4.9%
Hong Kong Exchanges & Clearing Ltd.	492,173	15,320,246	(a)
London Stock Exchange Group PLC	479,987	28,856,369	(a)

Total Capital Markets		44,176,615

Insurance - 5.6%
Aflac Inc.	384,066	18,319,948
AIA Group Ltd.	2,000,423	17,977,086	(a)
Ping An Insurance Group Co. of China Ltd., Class H Shares	1,444,079	14,112,662	(a)

Total Insurance		50,409,696

TOTAL FINANCIALS		143,220,457

HEALTH CARE - 11.8%
Biotechnology - 1.0%
Hansa Biopharma AB	253,696	6,717,033	*(a)
Zai Lab Ltd., ADR	70,382	1,899,610	*

Total Biotechnology		8,616,643

Health Care Equipment & Supplies - 0.9%
Hoya Corp.	145,497	8,424,533	(a)

Life Sciences Tools & Services - 3.9%
ICON PLC	126,632	17,713,284	*
Mettler-Toledo International Inc.	27,645	17,641,933	*

Total Life Sciences Tools & Services		35,355,217

Pharmaceuticals - 6.0%
Novartis AG, Registered Shares	181,050	15,800,921	(a)
Novo Nordisk A/S, ADR	345,200	16,231,304
Roche Holding AG	82,800	21,993,582	(a)

Total Pharmaceuticals		54,025,807

TOTAL HEALTH CARE		106,422,200

INDUSTRIALS - 15.3%
Commercial Services & Supplies - 3.2%
Rentokil Initial PLC	6,465,496	28,611,552	(a)

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Electrical Equipment - 3.1%
Legrand SA	261,505	$15,521,440	(a)
Nidec Corp.	92,109	11,042,540	(a)
Voltabox AG	92,786	1,365,623	*(a)

Total Electrical Equipment		27,929,603

Machinery - 3.2%
Aumann AG	64,167	2,649,136	(a)(b)
Epiroc AB, Class B Shares	1,061,141	9,523,591	*(a)
FANUC Corp.	101,339	17,093,357	(a)

Total Machinery		29,266,084

Professional Services - 2.3%
TechnoPro Holdings Inc.	154,255	8,090,375	(a)
Teleperformance	75,966	13,065,839	(a)

Total Professional Services		21,156,214

Road & Rail - 3.1%
Canadian Pacific Railway Ltd.	135,063	27,674,409

Trading Companies & Distributors - 0.4%
MonotaRO Co., Ltd.	182,034	3,869,192	(a)

TOTAL INDUSTRIALS		138,507,054

INFORMATION TECHNOLOGY - 13.4%
IT Services - 4.7%
Amadeus IT Group SA	254,221	18,469,668	(a)
Amdocs Ltd.	142,290	7,951,165
Keywords Studios PLC	191,566	2,999,841	(a)
Shopify Inc., Class A Shares	69,440	11,698,556	*
StoneCo Ltd., Class A Shares	75,625	1,672,825	*

Total IT Services		42,792,055

Semiconductors & Semiconductor Equipment - 1.8%
ASML Holding NV	91,238	16,064,380	(a)

Software - 6.9%
Check Point Software Technologies Ltd.	158,112	17,695,895	*
SAP SE	266,159	27,491,020	(a)
Temenos AG, Registered Shares	117,431	15,877,654	*(a)
WANdisco PLC	164,260	1,121,767	*(a)

Total Software		62,186,336

TOTAL INFORMATION TECHNOLOGY		121,042,771

MATERIALS - 9.1%
Chemicals - 8.4%
Givaudan SA, Registered Shares	7,455	18,083,653	(a)
Linde PLC	110,601	17,941,585	(a)
Sika AG, Registered Shares	80,273	10,601,575	(a)

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY		SHARES	VALUE
Chemicals - (continued)
Sociedad Quimica y Minera de Chile SA, ADR		301,647	$12,868,261
Umicore SA		382,865	16,154,941	(a)

Total Chemicals			75,650,015

Metals & Mining - 0.7%
Vale SA, ADR		522,880	6,504,627

TOTAL MATERIALS			82,154,642

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $895,601,686)			879,836,535

RATE
SHORT-TERM INVESTMENTS - 1.1%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $9,617,184)	2.234%	9,617,184	9,617,184

TOTAL INVESTMENTS - 98.6% (Cost - $905,218,870)			889,453,719
Other Assets in Excess of Liabilities - 1.4%			12,394,030

TOTAL NET ASSETS - 100.0%			$901,847,749

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge International Growth Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include,

Notes to Schedule of Investments (unaudited) (continued)

but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks†:
Communication Services	$27,738,088	$13,695,345	—	$41,433,433
Consumer Discretionary	23,183,691	78,596,188	—	101,779,879
Consumer Staples	61,802,781	65,937,974	—	127,740,755
Energy	17,535,344	—	—	17,535,344
Financials	30,514,550	112,705,907	—	143,220,457
Health Care	53,486,131	52,936,069	—	106,422,200
Industrials	27,674,409	110,832,645	—	138,507,054
Information Technology	39,018,441	82,024,330	—	121,042,771
Materials	19,372,888	62,781,754	—	82,154,642

Total Long-Term Investments	300,326,323	579,510,212	—	879,836,535

Short-Term Investments†	9,617,184	—	—	9,617,184

Total Investments	$309,943,507	$579,510,212	—	$889,453,719

†	See Schedule of Investments for additional detailed categorizations.

For the period ended January 31, 2019, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At January 31, 2019, securities valued at $579,510,212 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 21, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 21, 2019